Related party transactions (Receivables (Payables) from Related Parties) (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Total related party receivables	$ 6.9	$ 6.4
Total related party payables	111.0	185.3
Trading balances due from Seadrill and subsidiaries
Related Party Transaction [Line Items]
Total related party receivables	6.9	6.4
Trading balances due to Seadrill and subsidiaries
Related Party Transaction [Line Items]
Total related party payables	79.5	126.3
Deferred and contingent consideration to related party - short term portion
Related Party Transaction [Line Items]
Total related party payables	31.5	37.5
Deferred and contingent consideration to related party - long term portion
Related Party Transaction [Line Items]
Total related party payables	$ 0.0	$ 21.5